Note 4 - Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Note 4 - Discontinued Operations (Details) [Line Items]
Proceeds from Divestiture of Businesses	$ 49,460
Disposal Group, Including Discontinued Operation, Cash	5,177
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	(7,158)
Discontinued Operation, Tax Effect of Income (Loss) from Disposal of Discontinued Operation	3,100
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	(4,058)
Field Asset Services [Member]
Note 4 - Discontinued Operations (Details) [Line Items]
Goodwill Disposed	37,195
Intangible Assets Disposed	$ 17,064